UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2668

Oppenheimer Rochester AMT-Free Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end:  July 31

Date of reporting period:  4/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—103.3%
Alabama—4.2%
$20,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements)	5.500%	04/01/2041	$22,197,000
385,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)	6.125	12/01/2025	366,451
205,000	Cooperative District, AL Fort Deposit	6.000	02/01/2036	181,214
3,500,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)	6.750	02/01/2029	3,634,575
20,185,000	Jefferson County, AL Sewer	0.000 [1]	10/01/2046	15,774,981
8,750,000	Jefferson County, AL Sewer	0.000 [1]	10/01/2050	6,963,775
20,000,000	Jefferson County, AL Sewer	0.000 [1]	10/01/2050	15,455,200
8,000,000	Jefferson County, AL Sewer	6.000	10/01/2042	9,176,640
7,500,000	Jefferson County, AL Sewer	6.500	10/01/2053	8,820,825
4,000,000	Jefferson County, AL Sewer	7.000	10/01/2051	4,852,040
200,000	Mobile, AL Improvement District (McGowin Park)	5.250	08/01/2030	204,834
				87,627,535

Alaska—0.0%
655,069	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[2]	6.120	08/01/2031	122,557
600,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[3]	5.875	12/01/2027	58,536
90,000	AK Northern Tobacco Securitization Corp. (TASC)	5.000	06/01/2032	87,542
				268,635

Arizona—2.0%
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District	5.900	07/15/2022	1,025,861
330,000	Estrella Mountain Ranch, AZ Community Facilities District	6.125	07/15/2027	333,690
500,000	Estrella Mountain Ranch, AZ Community Facilities District	6.200	07/15/2032	505,670
398,000	Festival Ranch, AZ Community Facilities District	5.750	07/01/2032	398,334
595,000	Festival Ranch, AZ Community Facilities District	5.800	07/15/2032	597,987
495,000	Maricopa County, AZ IDA (Immanuel Campus Care)[2]	8.500	04/20/2041	197,297
285,000	Maricopa County, AZ School District No. 24 (Gila Bend)	5.500	07/01/2022	286,354
288,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien	5.300	07/01/2030	288,014
980,000	Palm Valley, AZ Community Facilities District No. 3	5.800	07/15/2032	990,515
750,000	Phoenix, AZ IDA (Career Success Schools)	7.000	01/01/2029	750,638
500,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)	6.250	07/01/2036	500,235
8,500,000	Phoenix, AZ IDA (Rowan University)	5.250	06/01/2034	9,375,500
2,945,000	Pima County, AZ IDA (Arizona Charter School)	5.375	07/01/2031	3,113,513
3,855,000	Pima County, AZ IDA (Center for Academic Success)	5.500	07/01/2037	3,863,018
550,000	Pima County, AZ IDA (Christian Care Tucson)[4]	5.000	06/15/2037	598,153
1,010,000	Pima County, AZ IDA (Christian Care Tucson)[4]	5.000	12/15/2047	1,087,215
870,000	Pima County, AZ IDA (Christian Senior Living)	5.050	01/01/2037	871,479

1 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (Continued)
$900,000	Pima County, AZ IDA (Excalibur Charter School)	5.500%	09/01/2046	$831,330
1,430,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)	8.125	07/01/2041	1,450,277
760,000	Pima County, AZ IDA (Tucson Country Day School)	5.000	06/01/2037	671,908
250,000	Pima County, AZ IDA (Valley Academy)	6.500	07/01/2038	266,110
70,000	Rio Rico, AZ Fire District	7.000	07/01/2030	80,639
930,000	Rio Rico, AZ Fire District	7.000	07/01/2030	1,143,863
3,000,000	Salt Verde, AZ Financial Corp.	5.000	12/01/2032	3,466,560
6,500,000	Salt Verde, AZ Financial Corp.	5.000	12/01/2037	7,617,090
100,000	Salt Verde, AZ Financial Corp.	5.500	12/01/2029	121,362
1,655,000	Tartesso West, AZ Community Facilities District	5.900	07/15/2032	1,656,572
				42,089,184

Arkansas—0.0%
1,870,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[3]	6.250	02/01/2038	1,111,752

California—13.0%
675,000	Adelanto, CA Public Utility Authority	6.750	07/01/2039	730,863
2,340,000	Bonita Canyon, CA Public Facilities Financing Authority	5.000	09/01/2025	2,430,722
1,000,000	Bonita Canyon, CA Public Facilities Financing Authority	5.000	09/01/2026	1,038,590
7,000,000	CA County Tobacco Securitization Agency	5.310 [5]	06/01/2046	955,220
6,000,000	CA County Tobacco Securitization Agency	6.647 [5]	06/01/2046	717,480
129,820,000	CA County Tobacco Securitization Agency	6.698 [5]	06/01/2050	7,428,300
5,000	CA County Tobacco Securitization Agency	7.230 [5]	06/01/2033	1,986
160,000	CA County Tobacco Securitization Agency (TASC)	5.700 [1]	06/01/2046	160,318
50,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2035	50,157
5,000,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2043	5,030,900
21,000,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2042	21,081,060
93,000,000	CA County Tobacco Securitization Agency (TASC)	6.648 [5]	06/01/2046	7,058,700
3,375,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500	04/01/2031	3,702,206
15,000,000	CA GO	5.000	08/01/2029	17,902,800
10,000,000	CA GO	5.000	09/01/2032	11,666,600
8,770,000	CA GO	5.000	08/01/2033	10,232,397
10,000,000	CA GO	5.000	09/01/2034	11,618,500
10,085,000	CA GO	5.000	09/01/2037	11,584,337
5,000,000	CA GO	5.000	09/01/2045	5,708,550
8,500,000	CA GO	5.000	08/01/2046	9,687,960
150,000	CA Golden State Tobacco Securitization Corp.	5.000	06/01/2027	177,519
130,000	CA Golden State Tobacco Securitization Corp.	5.000	06/01/2028	151,987
170,000	CA Golden State Tobacco Securitization Corp.	5.000	06/01/2029	197,018
10,000,000	CA Health Facilities Financing Authority (SHlth/MPHS/ PAMFHCRE/SCHosp/SCVH/SEBH/SHSSR/SMF/SMCCV/SVNAH/SWBH/SGMF Obligated Group) ROLs	5.000	11/15/2046	11,191,100
20,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)	5.750	07/01/2039	21,632,400
20,000	CA HFA (Home Mtg.)	5.450	08/01/2033	20,477
3,350,000	CA M-S-R Energy Authority	6.500	11/01/2039	4,665,880
10,000,000	CA M-S-R Energy Authority	7.000	11/01/2034	14,064,500

2 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$250,000	CA Municipal Finance Authority (Harbor Regional Center)	8.500%	11/01/2039	$295,642
345,000	CA Public Works	6.625	11/01/2034	345,987
450,000	CA Public Works (Various Community Colleges)	5.750	10/01/2030	500,733
1,000,000	CA School Finance Authority Charter School (Coastal Academy)	5.000	10/01/2033	1,040,570
1,745,000	CA Statewide CDA (Aspire Public Schools)	6.000	07/01/2040	1,888,928
2,350,000	CA Statewide CDA (Orinda Wilder)	5.000	09/01/2030	2,595,246
1,450,000	Cathedral City, CA Redevel. Agency	5.000	08/01/2032	1,612,820
885,000	Cathedral City, CA Redevel. Agency	5.000	08/01/2033	980,155
9,985,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)	5.875	02/15/2034	10,874,064
560,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1	6.625	09/01/2039	631,943
345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.996 [5]	06/01/2057	9,833,130
2,750,000	Lammersville, CA Joint Unified School District Special Tax Community Facilities District (Mountain House-Shea)	6.000	09/01/2043	3,167,697
415,000	Lammersville, CA School District Community Facilities District (Mountain House)	5.000 [1]	09/01/2025	439,983
375,000	Lammersville, CA School District Community Facilities District (Mountain House)	5.100 [1]	09/01/2026	396,656
885,000	Lammersville, CA School District Community Facilities District (Mountain House)	5.150 [1]	09/01/2027	933,640
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	5.200 [1]	09/01/2028	1,052,280
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	5.250 [1]	09/01/2029	524,710
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	5.300 [1]	09/01/2030	523,925
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	5.375 [1]	09/01/2032	1,044,600
2,000,000	Long Beach, CA Bond Finance Authority Natural Gas	5.500	11/15/2037	2,491,680
180,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)	5.750	09/01/2040	186,363
1,250,000	Lynwood, CA Redevel. Agency Tax Allocation	7.000	09/01/2031	1,494,800
2,930,000	Marysville, CA (Fremont-Rideout Health)	5.000	01/01/2029	2,930,762
4,010,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500	09/01/2041	4,148,265
630,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax	5.000	09/01/2037	632,262
1,250,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3	5.000	09/01/2037	1,254,488
1,250,000	Oxnard, CA Financing Authority Wastewater	5.000	06/01/2032	1,416,288
1,500,000	Oxnard, CA Financing Authority Wastewater	5.000	06/01/2033	1,692,360
850,000	Oxnard, CA Financing Authority Wastewater	5.000	06/01/2034	954,958
5,000,000	Palomar, CA Health	5.000	11/01/2036	5,367,650

3 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$540,000	Perris, CA Community Facilities District Special Tax No. 2001	5.000%	09/01/2026	$540,902
1,485,000	Perris, CA Community Facilities District Special Tax No. 2001	5.000	09/01/2037	1,486,411
600,000	Perris, CA Community Facilities District Special Tax No. 2005-1	5.000	09/01/2037	600,504
1,770,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/01/2033	1,994,666
3,145,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/01/2034	3,527,086
1,000,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2025	1,141,070
10,000,000	San Francisco, CA City & County COP[6]	5.000	10/01/2033	11,112,689
250,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.750	08/01/2041	300,710
350,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	7.000	08/01/2041	424,057
1,620,000	San Gorgonio, CA Memorial Health Care District	7.000	08/01/2027	1,645,855
350,000	San Jose, CA Finance Authority (Convention Center)	5.500	05/01/2031	400,890
2,210,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.750	06/01/2026	2,602,695
1,880,000	Santa Cruz, CA Redevel. Agency Tax Allocation	5.000	09/01/2035	2,131,845
13,675,000	Southern CA Tobacco Securitization Authority	6.398 [5]	06/01/2046	281,432
47,250,000	Southern CA Tobacco Securitization Authority	7.098 [5]	06/01/2046	850,028
				271,181,952

Colorado—1.3%
3,645,000	CO Broomfield Village Metropolitan District No. 2	6.250	12/01/2032	3,431,184
125,000	CO E-470 Public Highway Authority	6.812 [5]	09/01/2025	95,329
4,180,000	CO Educational and Cultural Facilities Authority (Rocky Mountain Academy of Evergreen)	6.450	11/01/2040	4,533,461
1,000,000	CO Elkhorn Ranch Metropolitan District[3]	6.375	12/01/2035	650,800
720,000	CO Fossil Ridge Metropolitan District No. 1	7.250	12/01/2040	768,391
1,400,000	CO Health Facilities Authority (Christian Living Neighborhoods)	5.000	01/01/2037	1,446,270
50,000	CO Health Facilities Authority (Evangelical Lutheran Good Samaritan Society/ELGSF/ELGSS Obligated Group)	5.000	06/01/2035	50,085
655,000	CO North Range Metropolitan District No. 2	5.500	12/15/2018	657,653
500,000	CO North Range Metropolitan District No. 2	5.500	12/15/2037	500,100
750,000	CO Potomac Farms Metropolitan District	7.250	12/01/2037	482,047
98,000	CO Potomac Farms Metropolitan District	7.625 [1]	12/01/2023	64,844
295,000	CO Prairie Center Metropolitan District No. 3	5.250	12/15/2021	295,894
740,000	CO Prairie Center Metropolitan District No. 3	5.400	12/15/2031	741,872
338,000	CO Silver Peaks Metropolitan District	5.750	12/01/2036	225,804
1,000,000	CO Sorrell Ranch Metropolitan District[2]	6.750	12/15/2036	197,820
175,000	Fairplay, CO Sanitation District	5.250	12/15/2031	171,663
180,000	Jefferson County, CO (Section 14 Metropolitan District)	5.000	12/01/2018	180,499
1,495,000	Public Authority for CO (Natural Gas Energy)	6.250	11/15/2028	1,877,869

4 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Colorado (Continued)
$5,000,000	Public Authority for CO (Natural Gas Energy)	6.500%	11/15/2038	$6,882,950
500,000	Tabernash Meadows, CO Water & Sanitation District	7.125	12/01/2034	529,735
110,000	Tallyns Reach CO Metropolitan District No. 3	5.000	12/01/2033	113,815
250,000	Tallyns Reach CO Metropolitan District No. 3	5.125	11/01/2038	258,977
3,824,161	Woodmen Heights, CO Metropolitan District No. 1	0.000 [1]	12/15/2041	1,917,473
1,012,237	Woodmen Heights, CO Metropolitan District No. 1	6.000	12/01/2041	982,447
				27,056,982

Connecticut—0.0%
25,000	CT H&EFA (BHosp/BHlthC/BHDF/BH&HCG Obligated Group)	5.500	07/01/2032	25,043
500,000	Georgetown, CT Special Taxing District[3]	5.125	10/01/2036	150,010
9,935,880	Mashantucket Western Pequot Tribe CT13	6.050	07/01/2031	385,512
				560,565

Delaware—0.2%
3,081,000	Bridgeville, DE Special Obligation (Heritage Shores)	5.450	07/01/2035	3,081,462
2,156,000	Millsboro, DE Special Obligation (Plantation Lakes)	5.450	07/01/2036	1,841,159
				4,922,621

District of Columbia—0.9%
25,000	District of Columbia (James F. Oyster Elementary School)	6.450	11/01/2034	25,000
195,000	District of Columbia Ballpark	5.000	02/01/2031	198,963
2,000,000	District of Columbia Center for Strategic & International Studies	6.375	03/01/2031	2,168,200
2,100,000	District of Columbia Center for Strategic & International Studies	6.625	03/01/2041	2,291,226
2,245,000	District of Columbia Tobacco Settlement Financing Corp.[4]	6.500	05/15/2033	2,532,876
4,385,000	District of Columbia Tobacco Settlement Financing Corp.	6.750	05/15/2040	4,456,256
72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.369 [5]	06/15/2046	6,137,116
400,000	District of Columbia University (Gallaudet University)	5.500	04/01/2034	446,140
				18,255,777

Florida—10.4%
100,000	Alachua County, FL Health Facilities Authority (Shands Teaching Hospital & Clinics/Shands at Lake Shore Obligated Group)	6.750	12/01/2030	109,125
1,815,000	Amelia Concourse, FL Community Devel. District[2]	5.750	05/01/2038	1,542,859
535,000	Arlington Ridge, FL Community Devel. District	5.500	05/01/2036	454,611
435,000	Avignon Villages, FL Community Devel. District[2]	5.300	05/01/2014	56,598
250,000	Avignon Villages, FL Community Devel. District[2]	5.400	05/01/2037	32,527
375,000	Boynton Village, FL Community Devel. District Special Assessment[4]	6.000	05/01/2038	374,996
1,130,000	Cascades, FL Groveland Community Devel. District[4]	5.300	05/01/2036	1,123,841

5 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$2,200,000	Chapel Creek, FL Community Devel. District Special Assessment[2]	5.500%	05/01/2038	$1,308,846
825,942	Clearwater Cay, FL Community Devel. District[2]	5.500	05/01/2037	479,030
2,280,000	Creekside, FL Community Devel. District[2]	5.200	05/01/2038	911,065
10,000	Crosscreek, FL Community Devel. District	5.500	05/01/2017	4,998
10,000	Crosscreek, FL Community Devel. District[2]	5.600	05/01/2039	4,998
600,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)	8.000	06/01/2022	600,012
655,000	Durbin Crossing, FL Community Devel. District Special Assessment[3]	5.250	11/01/2020	268,976
350,000	East Homestead, FL Community Devel. District	5.000	11/01/2033	359,716
105,000	East Homestead, FL Community Devel. District	7.250	05/01/2021	109,931
65,000	Escambia County, FL Health Facilities Authority	5.950	07/01/2020	74,523
5,437,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)	7.000	07/15/2032	2,717,902
1,775,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)	8.260	07/15/2038	887,305
10,440,000	FL COP (Dept. of Management Services)[6]	5.250	08/01/2028	11,070,680
1,250,000	FL HEFFA (Bethune-Cookman University)	5.375	07/01/2032	1,347,475
1,100,000	FL Lake Ashton II Community Devel. District	5.375	05/01/2036	1,036,915
3,730,000	Flora Ridge, FL Educational Facilities Benefit District[4]	5.300	05/01/2037	3,626,045
880,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District	5.500	05/01/2038	875,653
16,000,000	Greater Orlando, FL Aviation Authority[6]	5.000	10/01/2032	17,718,240
195,000	Heritage Isles, FL Community Devel. District[2]	7.100	10/01/2023	35,833
145,000	Hialeah, FL Hsg. Authority	5.800	06/20/2033	148,320
110,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A4	5.500	05/01/2036	110,001
430,000	Indigo, FL Community Devel. District[2]	5.750	05/01/2036	262,055
35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)	5.250	08/15/2027	35,754
1,255,000	Lakeland, FL Educational Facilities (Florida Southern College)	5.000	09/01/2029	1,382,759
1,000,000	Lakeland, FL Educational Facilities (Florida Southern College)	5.000	09/01/2037	1,081,060
1,675,000	Lucaya, FL Community Devel. District[4]	5.375	05/01/2035	1,674,933
425,000	Madison County, FL Mtg. (Twin Oaks)	6.000	07/01/2025	250,512
1,775,000	Magnolia Creek, FL Community Devel. District[2]	5.900	05/01/2039	372,093
1,425,000	Magnolia West, FL Community Devel. District Special Assessment[3]	5.350	05/01/2037	854,615
5,000,000	Miami-Dade County, FL School Board	5.000	05/01/2027	5,873,150
35,500,000	Miami-Dade County, FL School Board Floaters	1.210 [7]	05/01/2037	35,500,000
31,940,000	Miami-Dade County, FL School Board Floaters Series 2013-DCL004 Trust	1.210 [7]	09/25/2024	31,940,000
2,000,000	Miromar Lakes, FL Community Devel. District	5.000	05/01/2035	1,958,160
790,000	Miromar Lakes, FL Community Devel. District	5.375	05/01/2032	825,582
3,200,000	Monterey/Congress, FL Community Devel. District Special Assessment[4]	5.375	05/01/2036	3,199,872
7,845,000	Moody River, FL Estates Community Devel. District[4]	5.350	05/01/2036	7,844,451
395,000	Naturewalk, FL Community Devel. District[2]	5.300	05/01/2016	217,076
335,000	Naturewalk, FL Community Devel. District[3]	5.500	05/01/2038	184,103

6 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$250,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)	5.500%	07/01/2032	$250,137
10,000,000	Orange County, FL School Board COP[6]	5.500	08/01/2034	10,990,000
450,000	Palace Coral Gables, FL Community Devel. District Special Assessment	5.000	05/01/2032	497,956
1,000,000	Palace Coral Gables, FL Community Devel. District Special Assessment	5.625	05/01/2042	1,129,160
1,250,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[2]	7.000	07/01/2036	562,500
460,000	Palm River, FL Community Devel. District[2]	5.150	05/01/2013	181,065
510,000	Palm River, FL Community Devel. District[2]	5.375	05/01/2036	201,057
1,495,000	Parkway Center, FL Community Devel. District, Series A4	6.125	05/01/2024	1,495,194
2,140,000	Parkway Center, FL Community Devel. District, Series A4	6.300	05/01/2034	2,140,599
1,215,000	Pine Ridge Plantation, FL Community Devel. District[4]	5.400	05/01/2037	1,048,533
225,000	Portico, FL Community Devel. District[4]	5.450	05/01/2037	204,082
335,000	Portofino Cove, FL Community Devel. District Special Assessment[4]	5.500	05/01/2038	336,501
285,000	Portofino Landings, FL Community Devel. District Special Assessment[2]	5.200	05/01/2017	111,717
980,000	Portofino Landings, FL Community Devel. District Special Assessment[2]	5.400	05/01/2038	384,454
810,000	Reunion East, FL Community Devel. District[3]	5.800	05/01/2036	8
860,000	Reunion East, FL Community Devel. District[3]	7.375	05/01/2033	9
25,000	Ridgewood Trails, FL Community Devel. District	5.650	05/01/2038	25,004
2,400,000	River Glen, FL Community Devel. District Special Assessment[2]	5.450	05/01/2038	1,199,448
321,746	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	291,203
4,535,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)	6.500	07/01/2040	4,836,124
3,445,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)	6.750	07/01/2030	3,739,031
935,000	South Bay, FL Community Devel. District[3]	0.000 [1]	05/01/2025	727,243
2,530,000	South Bay, FL Community Devel. District[3]	0.000 [1]	05/01/2036	1,951,743
2,035,000	South Bay, FL Community Devel. District	5.125	05/01/2020	1,975,436
2,100,000	South Bay, FL Community Devel. District[4]	5.950	05/01/2036	1,982,169
1,645,000	South Bay, FL Community Devel. District[2]	5.950	05/01/2036	81,773
1,500,000	St. Johns County, FL IDA (Presbyterian Retirement)	6.000	08/01/2045	1,724,760
400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)	5.250	10/01/2041	343,576
6,020,000	Tern Bay, FL Community Devel. District[2]	5.000	05/01/2015	1,465,268
500,000	Tern Bay, FL Community Devel. District[2]	5.375	05/01/2037	121,780
7,765,000	Verona Walk, FL Community Devel. District[4]	5.375	05/01/2037	7,764,689
2,565,000	Villa Vizcaya, FL Community Devel. District Special Assessment	5.350	05/01/2017	1,409,929
420,000	Villa Vizcaya, FL Community Devel. District Special Assessment[2]	5.550	05/01/2039	230,861

7 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$4,240,000	Vista, FL Community Devel. District Special Assessment[4]	5.375%	05/01/2037	$4,244,070
1,500,000	Waterford Estates, FL Community Devel. District Special Assessment[2]	5.125	05/01/2013	899,580
2,470,000	Waterford Estates, FL Community Devel. District Special Assessment[2]	5.500	05/01/2037	1,481,308
4,935,000	Watergrass, FL Community Devel. District Special Assessment[4]	5.500	05/01/2036	4,968,805
266,156	Watergrass, FL Community Devel. District Special Assessment	6.960	11/01/2017	265,461
16,000	Waters Edge, FL Community Devel. District	5.350	05/01/2039	14,989
550,000	Waters Edge, FL Community Devel. District[4]	6.600 [1]	05/01/2039	516,819
1,785,000	Waterstone, FL Community Devel. District[2]	5.500	05/01/2018	892,179
285,000	West Villages, FL Improvement District[2]	5.350	05/01/2015	170,883
7,150,000	West Villages, FL Improvement District[2]	5.800	05/01/2036	4,287,069
4,925,000	Westridge, FL Community Devel. District[2]	5.800	05/01/2037	2,955,000
5,750,000	Westside, FL Community Devel. District[3]	5.650	05/01/2037	3,448,678
2,250,000	Wyld Palms, FL Community Devel. District[2]	5.400	05/01/2015	561,555
1,445,000	Wyld Palms, FL Community Devel. District[2]	5.500	05/01/2038	360,643
450,000	Zephyr Ridge, FL Community Devel. District[2]	5.250	05/01/2013	224,897
990,000	Zephyr Ridge, FL Community Devel. District[2]	5.625	05/01/2037	494,772
				216,036,913

Georgia—0.4%
180,000	Atlanta, GA Tax Allocation (Beltline)	7.500	01/01/2031	197,748
565,000	Atlanta, GA Urban Residential Finance Authority (Trestletree Village Apartments)	5.000	11/01/2048	568,610
760,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)	5.125	03/15/2031	780,110
5,000,000	GA GO	5.000	01/01/2028	6,218,850
50,000	Houston County, GA Hospital Authority (HHSys/HoustonH/HHEMS/HHP/HPCP/HPS Obligated Group)	5.250	10/01/2035	50,938
520,000	Randolph County, GA GO	5.000	04/01/2030	562,016
				8,378,272

Idaho—0.0%
60,000	ID Health Facilities Authority (Trinity Health Corp.)	6.250	12/01/2033	64,974

Illinois—7.7%
100,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)	5.625	01/01/2018	99,409
500,000	Chicago, IL Board of Education	5.000	12/01/2024	507,965
5,000,000	Chicago, IL Board of Education	5.000	12/01/2035	5,108,200
1,405,000	Chicago, IL Board of Education	5.063 [5]	12/01/2024	1,050,322
915,000	Chicago, IL Board of Education	5.063 [5]	12/01/2024	684,017
4,300,000	Chicago, IL Board of Education	6.000	04/01/2046	4,449,253
200,000	Chicago, IL GO	5.000	01/01/2023	201,430
5,000,000	Chicago, IL GO	5.000	12/01/2023	5,014,450
10,000	Chicago, IL GO	5.000	01/01/2028	10,034

8 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$14,000,000	Chicago, IL GO	5.000%	01/01/2029	$14,038,360
25,000	Chicago, IL GO	5.000	01/01/2042	25,053
6,670,000	Chicago, IL O’Hare International Airport	5.000	01/01/2029	7,715,122
2,500,000	Chicago, IL O’Hare International Airport	5.000	01/01/2033	2,822,125
2,500,000	Chicago, IL O’Hare International Airport	5.000	01/01/2034	2,811,225
3,000,000	Chicago, IL O’Hare International Airport	5.000	01/01/2041	3,331,680
2,400,000	Cook County, IL Community School District GO	7.125	06/01/2024	2,729,712
949,000	Cortland, IL Special Tax (Sheaffer System)[3]	5.500	03/01/2018	189,382
395,000	Country Club Hills, IL GO	5.000	12/01/2026	396,714
410,000	Country Club Hills, IL GO	5.000	12/01/2027	411,472
435,000	Country Club Hills, IL GO	5.000	12/01/2028	436,635
455,000	Country Club Hills, IL GO	5.000	12/01/2029	456,533
475,000	Country Club Hills, IL GO	5.000	12/01/2030	476,453
500,000	Country Club Hills, IL GO	5.000	12/01/2031	501,465
40,000	Country Club Hills, IL GO	5.000	12/01/2032	40,101
320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)	5.625	03/01/2036	316,493
2,000,000	Gilberts, IL Special Service Area No. 15	5.000	03/01/2035	2,147,040
730,617	Gilberts, IL Special Service Area No. 24 Special Tax (Conservancy)	5.375	03/01/2034	615,450
2,225,000	Harvey, IL GO3	5.500	12/01/2027	1,395,965
1,000,000	Harvey, IL GO3	5.625	12/01/2032	627,400
4,495,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)	6.875	08/01/2028	4,445,555
1,770,000	IL Finance Authority (Bethel Terrace Apartments)	5.125	09/01/2025	1,770,779
1,010,000	IL Finance Authority (Illinois Institute of Technology)	5.000	04/01/2026	1,010,131
9,660,000	IL Finance Authority (Illinois Institute of Technology)	5.000	04/01/2031	9,542,341
1,000,000	IL Finance Authority (Illinois Institute of Technology)	5.000	04/01/2036	962,080
155,000	IL Finance Authority (Illinois Institute of Technology)	6.500	02/01/2023	159,774
2,215,000	IL Finance Authority (Illinois Institute of Technology)	7.125	02/01/2034	2,284,396
500,000	IL Finance Authority (Lake Forest College)	5.750	10/01/2032	529,370
450,000	IL Finance Authority (Lake Forest College)	6.000	10/01/2048	479,340
20,000,000	IL Finance Authority (Northwestern Memorial Hospital)[6]	6.000	08/15/2039	21,990,800
50,000	IL Finance Authority (OSF Healthcare System)	7.125	11/15/2037	56,093
145,000	IL Finance Authority (PHlth / PHN / PPH / PHP / PLC / PRC / PRMC / PSFH / PSJHC / PSM&EMC Obligated Group )	6.125	05/15/2025	159,712
495,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group )	5.250	05/15/2029	517,607
170,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group )	6.125	05/15/2025	187,541
4,685,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group )	6.125	05/15/2025	5,168,398
10,095,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group )	7.750	08/15/2034	11,599,155
95,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group )	7.750	08/15/2034	109,155
400,000	IL Finance Authority (Resurrection Health Care)[6]	5.250	05/15/2029	417,623

9 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$5,810,000	IL Finance Authority (Resurrection Health Care)[6]	5.250%	05/15/2029	$6,065,979
2,680,000	IL Finance Authority (Roosevelt University)	6.250	04/01/2029	2,852,458
5,000,000	IL Finance Authority (Roosevelt University)	6.500	04/01/2039	5,296,750
2,000,000	IL GO	5.000	04/01/2025	2,097,080
700,000	IL GO	5.000	08/01/2025	725,522
1,500,000	IL GO	5.000	03/01/2037	1,501,815
1,050,000	IL Metropolitan Pier & Exposition Authority	5.500	12/15/2023	1,209,127
330,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	5.500	06/15/2050	337,389
200,000	IL Regional Transportation Authority	5.000	07/01/2025	200,614
2,000,000	IL Sports Facilities Authority	5.250	06/15/2032	2,186,100
895,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)	6.500	12/30/2027	1,183,083
955,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)	6.500	12/30/2028	1,261,011
1,160,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)	6.500	12/30/2031	1,561,395
4,193,000	Lakemoor Village, IL Special Tax	5.000	03/01/2027	4,199,793
2,512,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)	6.250	03/01/2034	2,518,632
1,455,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[2]	6.125	03/01/2040	261,449
480,000	Markham, IL GO	5.750	02/01/2028	454,877
1,091,000	Plano, IL Special Service Area No. 5[2]	6.000	03/01/2036	650,956
500,000	Southwestern IL Devel. Authority (Eden Retirement Center)	5.850	12/01/2036	445,740
3,800,000	Southwestern IL Devel. Authority (Local Government Programming)	7.000	10/01/2022	1,899,848
1,335,000	Southwestern IL Devel. Authority (Village of Sauget)[4]	5.625	11/01/2026	1,184,092
1,853,000	Yorkville, IL United City Special Services Area Special Tax	5.000	03/01/2033	1,813,012
1,634,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)[2]	6.250	03/01/2035	817,098
				160,723,130

Indiana—1.6%
1,700,000	Carmel, IN Redevel. District COP	6.500	07/15/2035	2,008,907
465,000	Hammond, IN Local Public Improvement District	5.000	02/01/2024	473,514
2,885,000	IN Finance Authority (Marian University)	5.250	09/15/2025	3,083,921
4,250,000	IN Finance Authority (Marian University)	6.375	09/15/2041	4,666,713
4,750,000	IN Finance Authority (Marian University)	6.500	09/15/2030	5,285,895
325,000	IN Finance Authority Educational Facilities (Irvington Community)	9.000	07/01/2039	325,874
7,500,000	IN Municipal Power Agency	5.000	01/01/2037	8,501,925
1,000,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)	5.750	07/01/2030	1,032,700
3,985,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)	6.000	07/01/2040	4,119,454
2,025,000	Indianapolis, IN Multifamily Hsg. (Stonekey Apartments)	7.000	02/01/2039	2,046,809

10 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Indiana (Continued)
$1,770,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)	6.500%	07/01/2022	$1,855,951
				33,401,663

Iowa—0.2%
750,000	IA Finance Authority (Amity Fellowserve)	6.500	10/01/2036	750,420
400,000	IA Finance Authority (Boys & Girls Home and Family Services)[3]	5.900	12/01/2028	39,024
1,685,000	IA Finance Authority (Mercy Medical Center)	5.000	08/15/2028	1,868,244
320,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[4]	5.375	06/01/2025	294,982
1,000,000	Xenia, IA Rural Water District	5.000	12/01/2036	1,095,670
				4,048,340

Kansas—0.1%
340,000	Hays, KS Sales Tax	6.000	01/01/2025	340,432
2,130,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)	4.900	04/01/2024	2,046,014
				2,386,446

Kentucky—1.5%
5,480,000	KY Municipal Power Agency	5.000	09/01/2032	6,162,479
11,525,000	KY Municipal Power Agency	5.000	09/01/2033	12,901,662
5,000,000	KY Municipal Power Agency	5.000	09/01/2034	5,567,700
2,500,000	KY Property & Building Commission	5.000	04/01/2037	2,807,625
2,500,000	KY Property & Building Commission	5.000	04/01/2038	2,803,150
80,000	Owens County, KY Waterworks System (AWCC/KAWC Obligated Group)	6.250	06/01/2039	86,411
15,000	Springfield, KY Educational Devel. (St. Catherine College)[2]	5.750	10/01/2035	1,350
				30,330,377

Louisiana—2.1%
15,853	Denham Springs-Livingston, LA Hsg. & Mtg. Finance Authority[4]	5.000	11/01/2040	16,054
2,000,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)	5.250	01/01/2028	2,249,600
635,000	LA Citizens Property Insurance Corp.	5.000	06/01/2024	743,953
950,000	LA Citizens Property Insurance Corp.	5.000	06/01/2024	1,113,001
10,005,000	LA GO	4.000	09/01/2032	10,489,842
8,280,000	LA HFA (La Chateau)	6.875	09/01/2029	8,367,023
5,000,000	LA HFA (La Chateau)	7.250	09/01/2039	5,075,350
795,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2018	791,033
35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2035	33,162
3,085,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.500	09/01/2022	2,992,481

11 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Louisiana (Continued)
$890,000	LA Local Government EF&CD Authority (Capital Projects and Equipment)	6.550%		09/01/2025	$949,746
2,500,000	LA Public Facilities Authority (Nineteenth Judicial District Court Building)	5.000		06/01/2042	2,723,575
395,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)	5.000		07/01/2032	437,482
300,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)	5.000		07/01/2033	330,396
345,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)	5.000		07/01/2037	374,187
50,000	LA Stadium & Exposition District	5.000		07/01/2028	56,016
2,000,000	LA Stadium & Exposition District	5.000		07/01/2032	2,207,260
4,035,000	LA State University & Agricultural & Mechanical College	5.000		07/01/2040	4,466,221
					43,416,382

Maine—0.4%
2,000,000	ME H&HEFA (Maine General Medical Center)	6.750		07/01/2036	2,172,640
5,000,000	ME H&HEFA (Maine General Medical Center)	7.500		07/01/2032	5,666,350
					7,838,990

Maryland—0.5%
1,630,000	MD EDC (Potomac Electric Power)	6.200		09/01/2022	1,782,486
1,000,000	MD EDC Student Hsg. (Morgan State University)	5.000		07/01/2034	1,056,540
4,530,000	MD EDC Student Hsg. (University of Maryland College Park)	5.000		06/01/2035	5,184,087
50,000	MD H&HEFA (Johns Hopkins Hospital)	5.375		07/01/2020	50,138
400,000	MD H&HEFA (Maryland Institute College of Art)	5.000		06/01/2036	442,428
1,768,000	Prince Georges County, MD Special District (Victoria Falls)	5.250		07/01/2035	1,771,306
2,287,212	Salisbury, MD Special Obligation (Villages at Salisbury Lake)[3]	3.787	[5]	01/01/2037	259,393
					10,546,378

Massachusetts—1.7%
260,000	MA Devel. Finance Agency (Evergreen Center)	5.500		01/01/2035	260,185
750,000	MA Devel. Finance Agency (Lasell College)	5.500		07/01/2026	832,365
25,000	MA Devel. Finance Agency (Lasell College)	6.000		07/01/2031	27,848
461,488	MA Devel. Finance Agency (Linden Ponds)	0.655	[5]	11/15/2056	2,303
40,000	MA Devel. Finance Agency (Linden Ponds)	4.680		11/15/2021	40,400
995,000	MA Devel. Finance Agency (Linden Ponds)	4.680		11/15/2021	1,004,950
92,782	MA Devel. Finance Agency (Linden Ponds)	5.500		11/15/2046	88,238
14,103	MA Devel. Finance Agency (Linden Ponds)	6.250		11/15/2039	14,568
6,770,000	MA Devel. Finance Agency (Merrimack College)	5.250		07/01/2042	7,119,671
40,000	MA Devel. Finance Agency (Northern Berkshire Community)	6.250		08/15/2029	28,810
2,000,000	MA Devel. Finance Agency (UMHC/UMMC/ HHH&H/HHosp Obligated Group)	5.000		07/01/2036	2,174,640
20,000,000	MA GO6	5.000		12/01/2035	23,348,400

12 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Massachusetts (Continued)
$20,000	MA H&EFA (Beverly Hospital Corp.)	5.250%		07/01/2023	$20,064
					34,962,442

Michigan—4.9%
10,000,000	Detroit, MI Building Authority	5.000		10/15/2032	11,592,400
1,100,000	Detroit, MI City School District	5.000		05/01/2028	1,209,483
680,000	Detroit, MI City School District	5.000		05/01/2031	738,847
775,000	Detroit, MI GO	5.000		04/01/2028	785,648
2,250,000	Detroit, MI Sewer Disposal System	6.500		07/01/2024	2,466,382
60,000	Detroit, MI Sewer Disposal System	7.500		07/01/2033	67,323
13,375,000	Detroit, MI Sewer Disposal System	7.500		07/01/2033	15,203,229
2,155,000	Detroit, MI Water and Sewerage Dept.	5.000		07/01/2032	2,326,818
1,000,000	Detroit, MI Water Supply System	5.000		07/01/2036	1,072,210
495,000	Grand Traverse Academy, MI Public School Academy	5.000		11/01/2022	496,247
7,035,000	MI Finance Authority (Detroit Water & Sewer)	5.000		07/01/2023	8,186,348
1,000,000	MI Finance Authority (Detroit Water & Sewer)	5.000		07/01/2025	1,156,150
895,000	MI Finance Authority (Detroit Water & Sewer)	5.000		07/01/2026	1,027,183
930,000	MI Finance Authority (Detroit Water & Sewer)	5.000		07/01/2027	1,060,516
2,450,000	MI Finance Authority (Detroit Water & Sewer)	5.000		07/01/2032	2,715,703
1,000,000	MI Finance Authority (Detroit Water & Sewer)	5.000		07/01/2033	1,103,740
2,200,000	MI Finance Authority (Detroit Water & Sewer)	5.000		07/01/2034	2,400,068
1,000,000	MI Finance Authority (Detroit Water & Sewer)	5.000		07/01/2034	1,099,060
3,300,000	MI Finance Authority (HFHS/HFMHCT/HFWH/WAFMH Obligated Group)	5.000		11/15/2041	3,650,757
600,000	MI Finance Authority (Old Redford Public School Academy)	5.900		12/01/2030	604,698
14,600,000	MI Hospital Finance Authority (Trinity Health)[6]	6.125		12/01/2023	15,769,460
1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)	6.000		12/01/2035	1,155,000
8,162,466	MI Strategic Fund Limited Obligation (Wolverine Human Services)	5.850		08/31/2027	7,403,847
378,375	MI Strategic Fund Limited Obligation (Wolverine Human Services)	7.875		08/31/2028	380,131
623,000,000	MI Tobacco Settlement Finance Authority	10.197	[5]	06/01/2058	16,665,250
400,000	Plymouth, MI Educational Center Charter School (Public School Academy)	5.375		11/01/2030	289,932
1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)	5.625		11/01/2035	913,773
500,000	Renaissance, MI Public School Academy	6.000		05/01/2037	515,660
					102,055,863

Minnesota—0.2%
2,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission	5.000		01/01/2031	2,379,920
931,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)	5.000		02/15/2027	935,134
					3,315,054

Mississippi—0.6%
690,000	Meridian, MS Tax Increment (Meridian Crossroads)	8.750		12/01/2024	752,811

13 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Mississippi (Continued)
$10,000,000	MS Devel. Bank (Gulf Coast Community College District)	5.000%	12/01/2046	$11,075,400
				11,828,211

Missouri—1.8%
875,000	Branson, MO IDA (Branson Hills Redevel.)[4]	5.750	05/01/2026	879,462
230,000	Branson, MO IDA (Branson Hills Redevel.)[4]	7.050	05/01/2027	230,248
5,815,000	Branson, MO IDA (Branson Shoppe Redevel.)[4]	5.950	11/01/2029	5,820,815
675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)	5.875	12/01/2031	542,653
335,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.500	04/01/2021	275,859
400,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.625	04/01/2027	274,704
580,000	Columbia, MO Hsg. Authority (Stuart Parker Hsg. Devel. Group)	5.000	12/15/2040	575,198
1,330,000	Columbia, MO Hsg. Authority (Stuart Parker Hsg. Devel. Group)	5.125	12/15/2050	1,315,184
3,840,000	Hawk Ridge, MO Transportation Devel. District	5.000	02/01/2030	3,880,704
14,360,000	Hazelwood, MO Transportation Devel. District (370/Missouri Bottom Road/Tausig Road)	7.200	05/01/2033	12,287,565
295,000	Kansas City, MO IDA (Sales Tax)	5.000	04/01/2046	263,367
140,000	Lees Summit, MO IDA (Kensington Farms)[3]	5.500	03/01/2021	90,496
250,000	Lees Summit, MO IDA (Kensington Farms)[3]	5.750	03/01/2029	154,365
770,000	Liberty, MO Tax Increment (Liberty Triangle)	5.875	10/01/2029	774,135
2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)	5.750	11/01/2026	2,102,163
355,000	MO Grindstone Plaza Transportation Devel. District	5.500	10/01/2031	317,753
168,000	Northwoods, MO Transportation Devel. District	5.850	02/01/2031	153,428
1,025,000	Saint Charles County, MO IDA (Suemandy/Mid-Rivers Community Improvement District)	5.000	10/01/2046	945,890
481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)[3]	6.000	08/04/2025	265,868
846,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000	08/21/2026	547,354
1,879,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)	5.500	03/09/2027	939,500
662,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	441,991
545,000	St. Louis, MO Tax Increment (Printers Lofts)[3]	6.000	08/21/2026	217,858
466,000	St. Louis, MO Tax Increment (Washington East Condominiums)[2]	5.500	01/20/2028	302,928
775,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500	01/20/2028	589,868
1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)[3]	6.690	04/21/2029	615,665
373,000	St. Louis, MO Tax Increment Financing, Series A	5.500	09/02/2028	223,822
3,255,000	St. Louis, MO Tax Increment, Series A	6.600	01/21/2028	2,264,048
620,000	Stone Canyon, MO Improvement District (Infrastructure)[2]	5.700	04/01/2022	167,394

14 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Missouri (Continued)
$320,000	Stone Canyon, MO Improvement District (Infrastructure)[2]	5.750%		04/01/2027	$86,397
					37,546,682

Montana—0.1%
11,710,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[3]	6.250	[1]	09/01/2031	2,338,253
Nebraska—0.5%
9,510,000	NE Central Plains Gas Energy	5.250		09/01/2037	10,367,231
Nevada—0.8%
320,000	Clark County, NV Improvement District	5.000		02/01/2026	307,846
255,000	Clark County, NV Improvement District	5.050		02/01/2031	241,740
5,105,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)[3]	6.845	[5]	01/01/2019	2,804,023
2,600,000	Henderson, NV Health Care Facility (DHlth/BMH/CmntyHOSB/MSrH/SFMH/SNVMMH/CMF/SHSvcs Obligated Group)	5.250		07/01/2031	2,619,422
100,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.250		08/01/2017	99,813
200,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.300		08/01/2018	198,472
1,530,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)	6.400		06/01/2020	1,620,071
7,420,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)	6.700		06/01/2028	7,880,263
					15,771,650

New Hampshire—2.4%
305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.647	[5]	01/01/2029	166,170
495,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.996	[5]	01/01/2023	384,803
400,000	NH Business Finance Authority (Huggins Hospital)	6.875		10/01/2039	415,612
250,000	NH H&EFA (Dartmouth-Hitchcock Clinic/Mary Hitchcock Memorial Hospital Obligated Group)	5.000		08/01/2035	250,715
475,000	NH H&EFA (LRG Healthcare)	5.500		10/01/2034	523,483
20,860,000	NH H&EFA (LRG Healthcare)[6]	7.000		04/01/2038	23,740,140
21,510,000	NH H&EFA (LRGHealthcare)[6]	5.500		10/01/2034	23,705,470
1,500,000	NH H&EFA (Southern New Hampshire University)	5.000		01/01/2027	1,656,060
					50,842,453

New Jersey—2.8%
2,000,000	Casino Reinvestment Devel. Authority of NJ	5.000		11/01/2030	2,168,400
2,000,000	Casino Reinvestment Devel. Authority of NJ	5.000		11/01/2032	2,146,040
3,000,000	NJ EDA	5.000		06/15/2041	3,008,910
500,000	NJ EDA (Provident Group-Kean Properties)	5.000		07/01/2032	546,515
200,000	NJ EDA (Provident Group-Kean Properties)	5.000		07/01/2047	212,848
340,000	NJ Educational Facilities Authority (Georgian Court University)	5.250		07/01/2037	340,669
2,100,000	NJ Health Care Facilities Financing Authority (University Hospital)	5.000		07/01/2029	2,382,072

15 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New Jersey (Continued)
$16,875,000	NJ Tobacco Settlement Financing Corp.	5.477%[5]	06/01/2041	$4,471,875
500,000	NJ Transportation Trust Fund Authority	5.000	06/15/2029	511,690
6,000,000	NJ Transportation Trust Fund Authority	5.000	06/15/2030	6,351,720
500,000	NJ Transportation Trust Fund Authority	5.000	06/15/2030	511,185
3,820,000	NJ Transportation Trust Fund Authority	5.000	06/15/2031	3,900,755
5,015,000	NJ Transportation Trust Fund Authority	5.000	06/15/2032	5,110,235
2,200,000	NJ Transportation Trust Fund Authority	5.000	12/15/2032	2,253,614
5,975,000	NJ Transportation Trust Fund Authority	5.500	12/15/2021	6,736,693
4,555,000	NJ Transportation Trust Fund Authority	6.000	06/15/2035	4,903,822
5,000,000	NJ Turnpike Authority	5.000	01/01/2033	5,647,900
7,000,000	NJ Turnpike Authority	5.000	01/01/2034	7,871,430
				59,076,373

New Mexico—0.1%
230,000	Boulders, NM Pubic Improvement District	5.750	10/01/2044	228,355
240,000	Montecito Estates, NM Public Improvement District	7.000	10/01/2037	246,252
1,925,000	NM Trails Public Improvement District	7.750	10/01/2038	1,861,167
				2,335,774

New York—6.2%
3,250,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)	5.000	07/15/2042	3,559,985
65,000	NY Counties Tobacco Trust II (TASC)	5.750	06/01/2043	65,159
285,000	NY Counties Tobacco Trust VI	5.750	06/01/2043	318,636
7,050,000	NY MTA Hudson Rail Yards	5.000	11/15/2046	7,541,526
5,300,000	NY MTA Hudson Rail Yards	5.000	11/15/2051	5,714,513
13,150,000	NY MTA Hudson Rail Yards	5.000	11/15/2056	14,277,875
10,500,000	NY MTA, Series C-1	5.000	11/15/2035	11,962,335
3,000,000	NY MTA, Series E	5.000	11/15/2030	3,471,600
10,000,000	NYC Municipal Water Finance Authority	5.000	06/15/2039	11,440,900
8,720,000	NYC Transitional Finance Authority (Future Tax)	5.000	08/01/2031	10,244,779
11,825,000	NYC Transitional Finance Authority (Future Tax)	5.000	08/01/2032	13,724,686
2,650,000	NYS DA (New York State Dormitory Authority)	5.000	07/01/2028	3,152,122
10,000,000	NYS DA (Sales Tax)	5.000	03/15/2033	11,681,700
5,000,000	NYS DA (Sales Tax)	5.000	03/15/2035	5,843,350
7,915,000	NYS DA (St. Mary’s Hospital for Children)[4]	7.875	11/15/2041	8,564,822
10,000,000	Port Authority NY/NJ, 198th Series	5.250	11/15/2056	11,584,500
5,255,000	Westchester County, NY Healthcare Corp., Series A	5.000	11/01/2030	5,705,459
				128,853,947

North Carolina—0.0%
20,000	NC Medical Care Commission (AHACHC)	5.800	10/01/2034	20,046
Ohio—5.5%
3,440,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)	5.750	06/01/2031	3,649,462
2,250,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)	6.000	06/01/2045	2,385,045

16 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Ohio (Continued)
$2,555,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.375%		06/01/2024	$2,460,005
8,820,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.750		06/01/2034	8,459,350
5,360,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2030	5,128,234
670,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.247	[5]	06/01/2047	44,159,590
743,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.498	[5]	06/01/2052	20,246,750
2,165,000	Centerville, OH Health Care (Bethany Lutheran Village)	6.000		11/01/2038	2,173,552
3,445,000	Cleveland-Cuyahoga County, OH Port Authority	6.000		11/15/2035	3,880,861
1,000,000	Greene County, OH University Hsg. (Central State University)	5.500		09/01/2027	1,000,290
780,000	Greene County, OH University Hsg. (Central State University)	5.625		09/01/2032	780,140
695,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)	5.000		12/01/2022	677,069
1,000,000	OH Air Quality Devel. Authority (Columbus Southern Power)	5.800		12/01/2038	1,086,820
5,000,000	OH GO	5.000		03/15/2036	5,710,800
1,685,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300		02/15/2024	1,633,827
5,860,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400		02/15/2034	5,564,832
4,065,000	Portage County, OH Port Authority (Northeast Ohio Medical University)	5.000		12/01/2037	4,304,185
510,000	Ross County, OH Hospital (Adena Health System)	5.750		12/01/2028	541,895
345,664	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[4]	5.400		11/01/2036	345,771
126,327	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[2]	5.400		11/01/2036	1
					114,188,479

Oklahoma—0.6%
12,535,000	Grady County, OK Criminal Justice Authority	7.000		11/01/2041	11,692,523
70,000	OK Devel. Finance Authority (St. John Health System)	5.000		02/15/2042	70,058
					11,762,581

Oregon—0.2%
2,250,000	Forest Grove, OR Revenue (Pacific University)	5.000		05/01/2036	2,443,005
310,000	OR Facilities Authority (Concordia University)	6.125		09/01/2030	358,565
500,000	OR Facilities Authority (Concordia University)	6.375		09/01/2040	582,405
5,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)	5.000		05/01/2032	5,010
					3,388,985

Pennsylvania—4.4%
5,000,000	Bethlehem, PA Area School District	5.000		08/01/2033	5,617,500

17 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$1,425,000	Delaware County, PA Authority (Neumann University)	5.000%		10/01/2031	$1,553,150
2,305,000	Delaware County, PA Authority (Neumann University)	5.000		10/01/2035	2,465,866
1,000,000	East Hempfield Township, PA IDA (Millersville University Student Services)	5.000		07/01/2047	1,041,150
195,000	Luzerne County, PA IDA	7.500		12/15/2019	200,248
500,000	Luzerne County, PA IDA	7.750		12/15/2027	521,575
10,010,000	PA Commonwealth Financing Authority	5.000		06/01/2035	10,949,138
10,000,000	PA GO	5.000		06/01/2027	11,376,100
10,000,000	PA GO	5.000		10/15/2031	11,292,400
2,000,000	PA HEFA (Shippensburg University)	6.250		10/01/2043	2,204,980
2,605,000	PA Public School Building Authority (School District of Philadelphia)	5.000		04/01/2025	2,818,584
3,000,000	PA Public School Building Authority (School District of Philadelphia)	5.000		04/01/2030	3,186,540
5,000,000	PA Public School Building Authority (School District of Philadelphia)	5.000		04/01/2031	5,291,200
5,000,000	PA State Public School Building Authority (Philadelphia School District)	5.000		06/01/2032	5,628,150
5,000,000	PA State Public School Building Authority (Philadelphia School District)	5.000		06/01/2033	5,597,800
1,500,000	PA Turnpike Commission	0.000	[1]	12/01/2038	1,802,520
5,000,000	PA Turnpike Commission	5.000		06/01/2030	5,631,900
7,000,000	PA Turnpike Commission	5.000		12/01/2040	7,745,710
685,000	Philadelphia, PA Authority for Industrial Devel.
	(Architecture & Design Charter School)	6.125		03/15/2043	718,202
635,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)	7.250		01/01/2021	622,783
5,000	Philadelphia, PA School District	6.000		09/01/2038	5,335
55,000	Philadelphia, PA School District	6.000		09/01/2038	58,688
1,700,000	Philadelphia, PA School District	6.000		09/01/2038	1,813,985
5,000	Philadelphia, PA School District	6.000		09/01/2038	5,335
4,000,000	Pottsville, PA Hospital Authority (Lehigh Valley Health Network)	5.000		07/01/2041	4,378,560
					92,527,399

Rhode Island—0.1%
4,915,000	Central Falls, RI Detention Facility[3]	7.250		07/15/2035	1,215,725
40,000	Providence, RI HDC (Barbara Jordan Apartments)	6.750		07/01/2025	40,131
725,000	RI Health & Educational Building Corp. (EPBH/RIH/ TMH Obligated Group)	7.000		05/15/2039	812,109
20,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)	6.500		04/01/2027	20,213
18,045,000	RI Tobacco Settlement Financing Corp. (TASC)	6.121	[5]	06/01/2052	899,723
					2,987,901

South Carolina—1.0%
4,725,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)	6.200		11/01/2036	4,724,717
564,955	SC Connector 2000 Assoc. Toll Road, Series B	2.744	[5]	01/01/2020	450,552

18 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
South Carolina (Continued)
$6,202,807	SC Connector 2000 Assoc. Toll Road, Series B	3.158%[5]		01/01/2021	$4,551,620
10,777,099	SC Connector 2000 Assoc. Toll Road, Series B	3.745	[5]	01/01/2026	5,259,224
2,500,000	SC Jobs-EDA (Coastal Hsg. Foundation)	6.250		04/01/2035	2,856,725
2,000,000	SC Jobs-EDA (Coastal Hsg. Foundation)	6.500		04/01/2042	2,299,700
					20,142,538

South Dakota—0.1%
1,500,000	SD Educational Enhancement Funding Corp. Tobacco Settlement	5.000		06/01/2027	1,660,650
Tennessee—0.3%
125,000	Johnson City, TN H&EFB (Johnson City Medical Center)	5.250		07/01/2028	130,727
500,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)	5.000		11/01/2027	547,245
5,665,000	TN Energy Acquisition Gas Corp.	5.000		02/01/2027	6,632,752
					7,310,724

Texas—5.6%
990,000	Brazoria County, TX Municipal Utility District No. 25	5.500		03/01/2036	1,017,740
60,000	Collin County, TX HFC (Community College District Foundation)	5.250		06/01/2031	56,551
1,100,000	Dallas County, TX Flood Control District	5.000		04/01/2032	1,115,840
7,050,000	Donna, TX GO	6.250		02/15/2037	7,380,433
4,580,000	Escondido, TX Public Improvement District (Horseshoe Bay)	7.250		10/01/2033	4,626,304
16,000,000	Houston, TX Airport System, Series A6	5.500		07/01/2039	16,791,360
140,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)	6.500		05/15/2031	160,227
160,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)	6.500		05/15/2031	192,405
250,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000		08/15/2036	264,097
250,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000		08/15/2041	263,310
30,000	Huntsville, TX GO COP	5.000		08/15/2032	30,095
7,465,000	Irving, TX Hotel Occupancy	5.500		08/15/2038	7,796,446
150,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)	5.000		07/01/2031	170,039
750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)	5.000		07/01/2046	820,343
750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)	5.000		07/01/2051	818,445
355,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University-Collegiate Hsg. Corpus Christi II)	5.000		04/01/2036	378,757
1,000,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University-Collegiate Hsg. San Antonio I)	5.000		04/01/2036	1,063,840

19 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$555,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	5.875%	04/01/2036	$624,086
780,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	6.000	04/01/2045	880,043
10,000,000	Pearland, TX Independent School District	5.250	02/15/2032	12,010,500
3,695,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[2,8]	6.150	08/01/2022	—
4,315,000	Spring, TX Independent School District	5.000	08/15/2029	5,131,657
5,000,000	Spring, TX Independent School District	5.000	08/15/2031	5,890,200
10,775,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[6]	6.250	11/15/2029	11,651,325
4,570,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[6]	6.250	11/15/2029	4,941,675
6,146,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)	7.750	10/01/2037	6,320,055
110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.750	09/01/2027	104,402
485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	6.000	09/01/2033	449,270
4,500,000	TX Municipal Gas Acquisition & Supply Corp.	6.250	12/15/2026	5,442,615
1,700,000	TX Public Finance Authority Charter School Finance Corp. (Cosmos Foundation)	6.000	02/15/2030	1,916,376
370,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)	6.250	09/01/2036	375,150
1,085,000	TX Public Finance Authority Charter School Finance Corp. (New Frontiers School)	5.800	08/15/2040	1,121,716
14,790,000	TX Transportation Commission	5.000	10/01/2032	17,788,081
				117,593,383

Utah—0.0%
275,000	Utah County, UT Charter School (Renaissance Academy)	5.625	07/15/2037	275,072
Vermont—0.0%
350,000	Burlington, VT GO	5.000	11/01/2027	390,404
445,000	Burlington, VT GO	5.000	11/01/2032	486,567
				876,971

Virginia—1.8%
1,750,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)	5.250	07/15/2025	1,658,947
396,000	Celebrate, VA North CDA Special Assessment[3]	6.750	03/01/2034	255,614
3,131,000	Celebrate, VA South CDA Special Assessment[2]	6.250	03/01/2037	1,565,343
8,000,000	Chesapeake Bay, VA Bridge & Tunnel District	5.000	07/01/2041	9,075,440
3,000,000	Chesapeake Bay, VA Bridge & Tunnel District	5.000	07/01/2046	3,320,610
371,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.125	03/01/2036	92,702
3,000,000	Farms New Kent, VA Community Devel. Authority Special Assessment[2]	5.450	03/01/2036	749,610

20 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Virginia (Continued)
$750,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.800%	03/01/2036	$187,403
900,000	New Port, VA CDA[2]	5.600	09/01/2036	449,568
3,240,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation	6.450	09/01/2037	3,252,798
2,495,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)	6.500	08/01/2038	2,523,742
950,000	VA College Building Authority (Regent University)	5.000	06/01/2026	920,465
1,890,000	VA College Building Authority (Regent University)	5.000	06/01/2029	1,784,897
585,000	VA College Building Authority Educational Facilities (Regent University)	5.000	06/01/2036	522,674
35,170,000	VA Tobacco Settlement Financing Corp.	4.783 [5]	06/01/2047	3,137,164
134,770,000	VA Tobacco Settlement Financing Corp.	4.867 [5]	06/01/2047	8,766,789
				38,263,766

Washington—3.3%
75,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	75,005
2,330,642	Tacoma, WA Consolidated Local Improvements District No. 65	5.750	04/01/2043	2,331,807
3,920,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)	5.000	03/01/2025	4,339,519
80,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)	5.000	03/01/2025	88,325
33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)	6.375	10/01/2036	35,845,885
10,000,000	WA Health Care Facilities Authority (Fred Hutchinson Cancer Research Center)	1.950 [7]	01/01/2042	10,015,100
15,000,000	WA Health Care Facilities Authority (PH&S / PEMC / PH&SO / PHSSC / LCMAS / SJHC / PSMMC / SPH&HSC / PHlthC / PH&SW Obligated Group)	5.250	10/01/2033	15,850,650
				68,546,291

West Virginia—0.2%
1,960,000	Brooke County, WV (Bethany College)	6.500	10/01/2031	2,052,375
1,885,000	Brooke County, WV (Bethany College)	6.750	10/01/2037	1,980,965
				4,033,340

Wisconsin—1.5%
1,475,000	WI Center District, Series A	5.000	12/15/2029	1,616,571
5,000,000	WI GO	6.000	05/01/2036	5,493,400
615,000	WI H&EFA (Beloit College)	5.000	07/01/2036	654,274
1,230,000	WI H&EFA (Beloit College)	6.125	06/01/2035	1,412,286
750,000	WI H&EFA (Beloit College)	6.125	06/01/2039	861,150
1,165,000	WI H&EFA (Richland Hospital)[4]	5.375	06/01/2028	1,166,002
17,260,000	WI H&EFA (SSM Health Care Corp.)	5.250	06/01/2034	18,679,462
165,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.181 [5]	10/01/2042	70,740

21 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Wisconsin (Continued)
$465,000	WI Public Finance Authority (Las Ventanas Retirement Community)	7.000%	10/01/2042	$455,988
200,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.060 [5]	10/01/2042	3,840
650,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)	7.125	07/01/2042	689,559
480,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	5.750	07/15/2032	513,322
350,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	6.000	07/15/2042	374,203
				31,990,797

U.S. Possessions—10.1%
7,315,000	Puerto Rico Aqueduct & Sewer Authority	5.000	07/01/2033	5,814,767
1,885,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2029	1,511,789
5,400,000	Puerto Rico Aqueduct & Sewer Authority	5.750	07/01/2037	4,415,472
1,925,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2047	1,574,688
4,515,000	Puerto Rico Commonwealth GO2	5.000	07/01/2020	2,759,929
2,610,000	Puerto Rico Commonwealth GO2	5.000	07/01/2023	1,601,940
3,000,000	Puerto Rico Commonwealth GO2	5.125	07/01/2028	1,837,500
3,000,000	Puerto Rico Commonwealth GO2	5.250	07/01/2023	1,841,310
4,020,000	Puerto Rico Commonwealth GO2	5.250	07/01/2030	2,462,250
1,250,000	Puerto Rico Commonwealth GO2	5.375	07/01/2030	765,625
500,000	Puerto Rico Commonwealth GO9	5.500	07/01/2021	546,220
1,500,000	Puerto Rico Commonwealth GO2	5.500	07/01/2026	926,250
4,210,000	Puerto Rico Commonwealth GO2	5.500	07/01/2039	2,599,675
4,000,000	Puerto Rico Commonwealth GO2	5.625	07/01/2033	2,440,000
5,000,000	Puerto Rico Commonwealth GO2	5.750	07/01/2028	3,106,250
9,000,000	Puerto Rico Commonwealth GO2	5.750	07/01/2036	5,490,000
1,365,000	Puerto Rico Commonwealth GO9	6.000	07/01/2027	1,408,980
2,000,000	Puerto Rico Commonwealth GO2	6.000	07/01/2039	1,250,000
3,000,000	Puerto Rico Commonwealth GO2	6.000	07/01/2040	1,875,000
5,000,000	Puerto Rico Commonwealth GO2	6.500	07/01/2037	3,175,000
954,075	Puerto Rico Electric Power Authority	10.000	07/01/2019	798,336
954,075	Puerto Rico Electric Power Authority	10.000	07/01/2019	798,336
772,297	Puerto Rico Electric Power Authority	10.000	01/01/2021	646,231
772,296	Puerto Rico Electric Power Authority	10.000	07/01/2021	646,230
257,432	Puerto Rico Electric Power Authority	10.000	01/01/2022	215,410
257,432	Puerto Rico Electric Power Authority	10.000	07/01/2022	215,410
20,460,000	Puerto Rico Electric Power Authority, Series A10	5.000	07/01/2029	14,552,175
5,000,000	Puerto Rico Electric Power Authority, Series A10	6.750	07/01/2036	3,562,500
2,830,000	Puerto Rico Electric Power Authority, Series AAA[10]	5.250	07/01/2028	2,012,838
1,850,000	Puerto Rico Electric Power Authority, Series CCC[10]	5.000	07/01/2022	1,315,813
2,500,000	Puerto Rico Electric Power Authority, Series CCC[10]	5.000	07/01/2028	1,778,125
3,000,000	Puerto Rico Electric Power Authority, Series CCC[10]	5.250	07/01/2027	2,133,750
260,000	Puerto Rico Electric Power Authority, Series RR9	5.000	07/01/2024	262,933
4,000,000	Puerto Rico Electric Power Authority, Series SS9	5.000	07/01/2025	4,045,120
3,000,000	Puerto Rico Electric Power Authority, Series TT10	5.000	07/01/2026	2,133,750
4,500,000	Puerto Rico Electric Power Authority, Series TT10	5.000	07/01/2032	3,183,750

22 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$5,000,000	Puerto Rico Electric Power Authority, Series TT10	5.000%	07/01/2037	$3,537,500
1,690,000	Puerto Rico Electric Power Authority, Series VV9	5.250	07/01/2025	1,794,780
1,500,000	Puerto Rico Electric Power Authority, Series VV10	5.500	07/01/2020	1,066,875
2,000,000	Puerto Rico Electric Power Authority, Series WW10	5.000	07/01/2028	1,422,500
1,985,000	Puerto Rico Electric Power Authority, Series WW10	5.250	07/01/2025	1,411,831
2,750,000	Puerto Rico Electric Power Authority, Series WW10	5.375	07/01/2023	1,955,937
5,000,000	Puerto Rico Electric Power Authority, Series WW10	5.500	07/01/2020	3,556,250
5,000,000	Puerto Rico Electric Power Authority, Series WW10	5.500	07/01/2021	3,556,250
3,050,000	Puerto Rico Electric Power Authority, Series WW10	5.500	07/01/2038	2,157,875
1,670,000	Puerto Rico Electric Power Authority, Series XX10	5.250	07/01/2040	1,179,437
410,000	Puerto Rico Electric Power Authority, Series ZZ10	5.250	07/01/2022	291,612
7,300,000	Puerto Rico Electric Power Authority, Series ZZ10	5.250	07/01/2024	5,192,125
40,000	Puerto Rico Highway & Transportation Authority[3,11]	5.000	07/01/2022	24,100
3,500,000	Puerto Rico Highway & Transportation Authority, Series M2	5.000	07/01/2046	927,500
65,000	Puerto Rico Infrastructure[2]	5.000	07/01/2041	9,100
850,000	Puerto Rico Infrastructure[3,11]	5.500	07/01/2024	510,000
8,000,000	Puerto Rico Infrastructure[2,11]	7.072 [5]	07/01/2030	1,784,080
750,000	Puerto Rico Infrastructure Financing Authority[3,11]	5.500	07/01/2028	450,000
8,695,000	Puerto Rico Infrastructure Financing Authority[2,11]	6.065 [5]	07/01/2031	1,837,862
2,810,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)	5.625	07/01/2022	2,178,790
1,230,000	Puerto Rico ITEMECF (Polytechnic University)[9]	5.000	08/01/2032	1,153,642
190,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2022	152,958
3,300,000	Puerto Rico Public Buildings Authority[3]	5.000	07/01/2032	1,839,750
240,000	Puerto Rico Public Buildings Authority[3]	5.250	07/01/2042	130,800
4,940,000	Puerto Rico Public Buildings Authority[2]	5.375	07/01/2033	2,754,050
10,000,000	Puerto Rico Public Buildings Authority[9]	6.000	07/01/2028	10,312,800
2,000,000	Puerto Rico Public Buildings Authority[2]	6.000	07/01/2041	1,110,000
8,575,000	Puerto Rico Public Buildings Authority[3]	6.250	07/01/2026	4,823,437
1,000,000	Puerto Rico Public Buildings Authority[2]	6.250	07/01/2031	562,500
5,615,000	Puerto Rico Public Finance Corp., Series B2	5.500	08/01/2031	280,750
6,380,000	Puerto Rico Sales Tax Financing Corp.	8.542 [5]	08/01/2023	1,798,203
270,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2043	91,463
4,365,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2039	1,456,819
17,650,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2037	5,890,688
20,215,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	6,746,756
29,670,000	Puerto Rico Sales Tax Financing Corp., Series A9	6.108 [5]	08/01/2044	6,327,424
15,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375	08/01/2039	5,306,250
7,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	08/01/2044	2,511,250
50,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.276 [5]	08/01/2034	4,963,500
18,875,000	Puerto Rico Sales Tax Financing Corp., Series A	9.407 [5]	08/01/2036	1,740,086
29,160,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000	08/01/2040	19,058,101
7,450,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250	08/01/2041	2,486,438
2,205,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2042	768,994
3,685,000	Puerto Rico Sales Tax Financing Corp., Series C	6.750 [1]	08/01/2032	1,321,994
32,560,000	Puerto Rico Sales Tax Financing Corp., Series C	8.015 [5]	08/01/2038	2,707,038
1,080,000	V.I. Public Finance Authority, Series A	5.000	10/01/2032	1,140,793

23 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$2,500,000	V.I. Public Finance Authority, Series C	5.000%	10/01/2039	$1,859,375
				209,843,615
Total Municipal Bonds and Notes (Cost $2,371,522,732)				2,154,953,339

Corporate Bonds and Notes—0.0%
68,096	Las Vegas Monorail Co., Sr. Sec. Nts.[12,13]	5.500	07/15/2019	993
18,270	Las Vegas Monorail Co., Sub. Nts.[12,13]	5.500 [7]	07/15/2055	988
Total Corporate Bonds and Notes (Cost $137)				1,981

Total Investments, at Value (Cost $2,371,522,869)—103.3%				2,154,955,320
Net Other Assets (Liabilities)—(3.3)				(68,660,923)
Net Assets—100.0%				$2,086,294,397

Footnotes to Statement of Investments

1. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

3. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

5. Zero coupon bond reflects effective yield on the original acquisition date.

6. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the

Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

7. Represents the current interest rate for a variable or increasing rate security.

8. Security received as the result of issuer reorganization.

9. Scheduled principal and interest payments are guaranteed by an insurer other than Financial Guaranty Insurance Corporation.

10. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

11. Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Corporation.

12. Received as a result of a corporate action.

13. Interest or dividend is paid-in-kind, when applicable.

To simplify the listings of securities, abbreviations are used per the table below:

AHACHC	ARC/HDS Alamance Country Housing Corp.
ARC	Assoc. of Retarded Citizens
AWCC	American Water Capital Corp.
BH&HCG	Bristol Hospital & Health Care Group
BHDF	Bristol Hospital Development Foundation
BHlthC	Bristol Health Care
BHosp	Bristol Hospital
BMH	Bakersfield Memorial Hospital
CDA	Communities Devel. Authority

24 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

CHCW	Catholic Healthcare West
CMF	CHCW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COP	Certificates of Participation
DA	Dormitory Authority
DHlth	Dignity Health
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EF&CD	Environmental Facilities and Community Devel.
ELGSF	Evangelical Lutheran Good Samaritan Foundation
ELGSS	Evangelical Lutheran Good Samaritan Society
EPBH	Emma Pendleton Bradley Hospital
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HDS	Housing Devel. Services
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFHS	Henry Ford Health System
HFMHCT	Henry Ford Macomb Hospital Corp.-Clinton Township
HFWH	Henry Ford Wyandotte Hospital
HHEMS	Houston Healthcare EMS
HHH&H	Healthalliance Home Health and Hospital
HHosp	Healthalliance Hospital
HHP	Houston Healthcare Properties
HHSys	Houston Healthcare System
HoustonH	Houston Hospitals
HPCP	Houston Primary Care Physicians
HPS	Houston Physician Specialists
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
KAWC	Kentucky American Water Company
LCMAS	Little Company of Mary Ancillary Services Corp.
MPHS	Mills-Peninsula Health Services
MSrH	Mercy Senior Housing
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PAMFHCRE	Palo Alto Medical Foundation for Health Care Research & Education
PAS	Presence Ambulatory Services
PBH	Presence Behavioral Health
PC&SHN	Presence Central & Suburban Hospitals Network
PCHN	Presence Chicago Hospitals Network
PCTC	Presence Care Transformation Corp.

25 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

PEMC	Providence Everett Medical Center
PH&S	Providence Health & Services
PH&SO	Providence Health & Services-Oregon
PH&SW	Providence Health & Services-Washington
PHCr	Presence Home Care
PHFBT	Presence Health Food Foundation Board of Trustees
PHlth	Presence Health
PHlthC	Providence Health Care
PHN	Presence Health Network
PHP	Presence PRV Health
PHSSC	Providence Health System-Southern CA
PLC	Presence Life Connections
PPH	Presence PRV Health
PRC	Presence RHC Corporation
PRMC	Presence Resurrection Medical Center
PSFH	Presence Saint Francis Hospital
PSJHC	Presence Saint Francis Hospital-Chicago
PSM&EMC	Presence Saints Mary and Elizabeth Medical Center
PSMMC	Providence St. Mary Medical Center
PSSC	Presence Senior Services - Chicagoland
RIH	Rhode Island Hospital
ROLs	Reset Option Longs
SCHosp	Sutter Coast Hospital
SCVH	Sutter Central Valley Hospitals
SEBH	Sutter East Bay Hospitals
SFMH	St. Francis Memorial Hospital
SGMF	Sutter Gould Medical Foundation
SHlth	Sutter Health
SHSSR	Sutter Health Sacramento Sierra Regional
SHSvcs	Sequoia Health Services
SJHC	St. Joseph Hospital Corp.
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SMCCV	Sutter Medical Center of Castro Valley
SMF	Sutter Medical Foundation
SNVMMH	Sierra Nevada Memorial-Miners Hospital
SPH&HSC	St. Patrick Hospital and Health Science Center
SVNAH	Sutter Visiting Nurse Association & Hospice
SWBH	Sutter West Bay Hospitals
TASC	Tobacco Settlement Asset-Backed Bonds
TMH	The Miriam Hospital
UMHC	UMass Memorial Health Care
UMMC	UMass Memorial Medical Center
V.I.	United States Virgin Islands
WAFMH	W A Foote Memorial Hospital

26 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

1. Organization

Oppenheimer Rochester AMT-Free Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Standard inputs generally

27 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about

28 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

2. Securities Valuation (Continued)

assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$87,627,535	$—	$87,627,535
Alaska	—	210,099	58,536	268,635
Arizona	—	42,089,184	—	42,089,184
Arkansas	—	—	1,111,752	1,111,752
California	—	271,181,952	—	271,181,952
Colorado	—	27,056,982	—	27,056,982
Connecticut	—	560,565	—	560,565
Delaware	—	4,922,621	—	4,922,621
District of Columbia	—	18,255,777	—	18,255,777
Florida	—	207,100,145	8,936,768	216,036,913
Georgia	—	8,378,272	—	8,378,272
Idaho	—	64,974	—	64,974
Illinois	—	160,723,130	—	160,723,130
Indiana	—	33,401,663	—	33,401,663
Iowa	—	4,009,316	39,024	4,048,340
Kansas	—	2,386,446	—	2,386,446
Kentucky	—	30,330,377	—	30,330,377
Louisiana	—	43,416,382	—	43,416,382
Maine	—	7,838,990	—	7,838,990
Maryland	—	10,546,378	—	10,546,378
Massachusetts	—	34,962,442	—	34,962,442
Michigan	—	102,055,863	—	102,055,863
Minnesota	—	3,315,054	—	3,315,054
Mississippi	—	11,828,211	—	11,828,211
Missouri	—	37,546,682	—	37,546,682
Montana	—	—	2,338,253	2,338,253
Nebraska	—	10,367,231	—	10,367,231
Nevada	—	15,771,650	—	15,771,650
New Hampshire	—	50,842,453	—	50,842,453
New Jersey	—	59,076,373	—	59,076,373
New Mexico	—	2,335,774	—	2,335,774
New York	—	128,853,947	—	128,853,947
North Carolina	—	20,046	—	20,046
Ohio	—	114,188,478	1	114,188,479
Oklahoma	—	11,762,581	—	11,762,581
Oregon	—	3,388,985	—	3,388,985

29 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Municipal Bonds and Notes (Continued)
Pennsylvania	$—	$92,527,399	$—	$92,527,399
Rhode Island	—	2,987,901	—	2,987,901
South Carolina	—	15,417,821	4,724,717	20,142,538
South Dakota	—	1,660,650	—	1,660,650
Tennessee	—	7,310,724	—	7,310,724
Texas	—	117,593,383	—	117,593,383
Utah	—	275,072	—	275,072
Vermont	—	876,971	—	876,971
Virginia	—	37,234,051	1,029,715	38,263,766
Washington	—	68,546,291	—	68,546,291
West Virginia	—	4,033,340	—	4,033,340
Wisconsin	—	31,986,957	3,840	31,990,797
U.S. Possessions	—	206,523,662	3,319,953	209,843,615
Corporate Bonds and Notes	—	1,981	—	1,981

Total Assets	$—	$2,133,392,761	$21,562,559	$2,154,955,320

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered

30 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

3. Investments and Risks (Continued)

short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value

31 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not

32 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

3. Investments and Risks (Continued)

be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $80,920,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $199,313,841 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $123,630,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 3,480,000	FL COP (Dept. of Management Services) Tender Option Bond Series 2015-XF0020 Trust	12.776%	8/1/28	$4,110,680
4,000,000	Greater Orlando, FL Aviation Authority Tender Option Bond Series 2015-XF2019 Trust[3]	15.606	10/1/32	5,718,240
4,000,000	Houston, TX Airport System Tender Option Bond Series 2015-XF0240 Trust[3]	17.735	7/1/39	4,791,360
5,000,000	IL Finance Authority (Northwestern Memorial Hospital/Northwestern Memorial Healthcare Obligated Group) Tender Option Bond Series 2015-XF0022 Trust	19.565	8/15/39	6,990,800
1,555,000	IL Finance Authority Tender Option Bond Series 2015-XF2122 Trust[3]	15.516	5/15/29	1,828,602
10,000,000	MA GO Tender Option Bond Series 2016-XF0530 Trust	8.599	12/1/35	13,348,400
3,650,000	MI Hospital Finance Authority Tender Option Bond Series 2015-XF2129 Trust[3]	20.260	12/1/23	4,819,460
10,760,000	NH H&EFA (LRG Healthcare) Tender Option Bond Series 2015-XF0037 Trust	9.459	10/1/34	12,955,469
5,215,000	NH H&EFA Tender Option Bond Series 2015- XF2144 Trust[3]	23.801	4/1/38	8,095,140
2,500,000	Orange County, FL School Board Tender Option Bond Series 2015-XF2013 Trust[3]	17.329	8/1/34	3,490,000

33 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 3,335,000	San Francisco, CA City & County COP Tender Option Bond Series 2015-XF2033 Trust[3]	12.080%	10/1/33	$4,447,690
3,840,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	19.695	11/15/29	5,088,000

				$75,683,841

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $123,630,000.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

34 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

3. Investments and Risks (Continued)

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$1,693,405
Sold securities	3,468,778

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$134,608,584
Market Value	$69,057,128
Market Value as % of Net Assets	3.31%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $56,000,893, representing 2.68% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality

35 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,250,593,797[1]

Gross unrealized appreciation	$98,998,661
Gross unrealized depreciation	(316,351,318)

Net unrealized depreciation	$(217,352,657)

1. The Federal tax cost of securities does not include cost of $121,714,180, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions.

See the Inverse Floating Rate Securities note in Note 3.

36 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester AMT-Free Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/16/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/16/2017
By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	6/16/2017